Long Term Loans (Details) - Schedule of long term loans - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Less- Current portion		$ (144)	$ (140)
Total		$ 53	75
NIS [Member]
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Linked to Long term loans		NIS
Interest rate Long term loans	[1]	2.60%
Long term loans		$ 66	89
US [Member]
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Linked to Long term loans		US$
Long term loans		$ 131	$ 126
Bottom of range [member] | US [Member]
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Interest rate Long term loans		2.10%
Top of range [member] | US [Member]
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Interest rate Long term loans		12.00%

[1]	Linkedto the consumer price index. The maturity date of the loan is September 2024.